Note 6 - Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Intangible assets, gross	$ 634	$ 386
Intangible assets, accumulated amortization	0	0
Intangible assets, net	634	386
Computer Software, Intangible Asset [Member]
Intangible assets, gross	634	386
Intangible assets, accumulated amortization	0	0
Intangible assets, net	$ 634	$ 386